Segment and Related Information - Income Statement Data (Detail) - USD ($) $ in Millions		9 Months Ended				12 Months Ended
		Sep. 30, 2015		Sep. 30, 2014		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues from external customers		$ 3,430	[1]	$ 1,653	[1]	$ 3,736	$ 4,514	$ 5,346
Operating income (loss)		(34)		126		$ 397	$ (293)	$ 804
Operating Segments | East
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues from external customers	[1]	3,305		1,653
Operating income (loss)		132		307
Operating Segments | West
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues from external customers	[1]	125		0
Operating income (loss)		18		0
Other
Segment Reporting, Revenue Reconciling Item [Line Items]
Operating income (loss)		$ (184)		$ (181)

[1]	Includes unrealized gains and losses from derivatives. See Note 13 for additional information.